Inventories	12 Months Ended
Jun. 30, 2018
Inventories Abstract
Inventories
Note 9.	Inventories

	30 June 2018 AUD$	30 June 2017 AUD$

Current Inventory

Raw materials	198,585	1,793,882
Work in Progress	33,625	48,425
Finished goods	265,692	357,478
Prepaid inventory and supplies	—	136,342
Total Inventory	497,902	2,336,127

At 30 June 2017, management classified the inventory as a current asset as it was expected and assessed that it would be sellable in the next 12 months based on the combination of sales to an alternative market for the Colostrum powder, as well as forecasted manufacturing quantities. During the current financial period, management has performed an assessment on its raw materials and utilization within 12 months from reporting date and have determined AUD$198,585 of raw materials relating to Colostrum will be consumed within 12 months and the remaining balance of AUD$2,171,867 will be consumed after 12 months from reporting date.

During the year ended June 30, 2018, management determined that a portion of its inventory should be reclassified on a prospective basis as a noncurrent asset as a result of a strategic decision made by management in the intended use of its inventory.  The Company decided to terminate all plans to sell the colostrum powder to secondary markets as a result of the continued scientific evidence supporting an extended shelf life.  The extended shelf life provides the Company with the assurance that colostrum will be consumed through the production of its current Travelan and Protectyn products throughout future reporting periods.

	30 June 2018 AUD$	30 June 2017 AUD$

Non-Current Inventory

Raw materials	2,171,867	—
Total Non-Current Inventory	2,171,867	—

During the year ended June 30, 2018, management determined that a portion of its inventory should be reclassified on a prospective basis as a noncurrent asset as a result of a strategic decision made by management in the intended use of its inventory.  The Company decided to terminate all plans to sell the colostrum powder to secondary markets as a result of the continued scientific evidence supporting an extended shelf life.  The extended shelf life provides the Company with the assurance that all colostrum will be consumed through the production of its current Travelan and Protectyn products throughout future reporting periods.